Cash and Cash Equivalents - Additional Information (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [Line Items]
Cash and bank balances	¥ 4,605	¥ 1,695
RMB [member]
Disclosure of detailed information about financial instruments [Line Items]
Cash and bank balances	¥ 3,239	¥ 814